Post balance sheet events	12 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Post balance sheet events	23. Post balance sheet events
On 24 July 2024, Diageo announced its agreement with LVMH to exit from their joint operation Moët Hennessy Diageo France, and the termination of the existing distribution agreements in place for France for all remaining Diageo brands, effective from 1 January
2025. In respect of the termination, the parties have agreed Diageo to pay a settlement amount, that will be accounted for in the year ending 30 June 2025.